Financial Instruments And Risk Management - Non Designated Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Fair value outstanding beginning balance	$ 89,494
Fair value outstanding ending balance	89,579	$ 89,494
At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Unrealized (losses) gains recognized in earnings during the year (note 7)	255	(56)
Fair value outstanding ending balance	60
Fair value outstanding beginning balance	(105)	(54)
Cash Settlements - received during the year	(90)
Cash Settlements paid during the year		5
Fair value outstanding ending balance		(105)
Energy Trading | At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Unrealized (losses) gains recognized in earnings during the year (note 7)	129	(37)
Fair value outstanding ending balance	1
Fair value outstanding beginning balance	(85)	(36)
Cash Settlements - received during the year	(43)	(12)
Fair value outstanding ending balance		(85)
Risk Management | At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Unrealized (losses) gains recognized in earnings during the year (note 7)	126	(19)
Fair value outstanding ending balance	59
Fair value outstanding beginning balance	(20)	(18)
Cash Settlements - received during the year	$ (47)
Cash Settlements paid during the year		17
Fair value outstanding ending balance		$ (20)